Securities (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	April 30, 2022				October 31, 2021
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$4,194	$2	$(267)	$3,929	$3,841	$1	$(139)	$3,703
Provincial and municipal	3,441	1	(462)	2,980	3,328	3	(199)	3,132
U.S. federal, state, municipal and agencies (3)	32,156	235	(1,009)	31,382	34,678	353	(204)	34,827
Other OECD government	6,547	3	(8)	6,542	5,949	8	(1)	5,956
Mortgage-backed securities (3)	2,902	–	(37)	2,865	2,757	2	(12)	2,747
Asset-backed securities
CDO	7,213	–	(54)	7,159	7,074	1	(1)	7,074
Non-CDO securities	543	1	(5)	539	580	6	–	586
Corporate debt and other debt	24,858	32	(78)	24,812	19,731	57	(11)	19,777
Equities	275	301	(3)	573	242	292	(1)	533
	$82,129	$575	$(1,923)	$80,781	$78,180	$723	$(568)	$78,335

(1)	Excludes $73,768 million of held-to-collect securities as at April 30, 2022 that are carried at amortized cost, net of allowance for credit losses (October 31, 2021 – $67,149 million).
(2)	Gross unrealized gains and losses includes $(13) million of allowance for credit losses on debt securities at FVOCI as at April 30, 2022 (October 31, 2021 – $(9) million) recognized in income and Other components of equity.
(3)
The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,962 million,
$nil, $46 million and $2,916 million, respectively as at April 30, 2022 (October 31, 2021 – $2,603 million, $1 million, $12 million and $2,592 million, respectively).

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	April 30, 2022				April 30, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$2	$1	$(14)	$(11)	$7	$3	$(5)	$5
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	3	–	–	3
Sales and maturities	(1)	–	–	(1)	(3)	(1)	–	(4)
Changes in risk, parameters and exposures	1	–	(3)	(2)	–	–	(2)	(2)
Exchange rate and other	(1)	1	–	–	–	(1)	–	(1)
Balance at end of period	$2	$2	$(17)	$(13)	$7	$1	$(7)	$1

	For the six months ended
	April 30, 2022				April 30, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of perio d	$2	$1	$(12)	$(9)	$12	$–	$(4)	$8
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	5	–	–	5
Sales and maturities	(1)	–	–	(1)	(7)	(1)	–	(8)
Changes in risk, parameters and exposures	1	–	(5)	(4)	(2)	3	(4)	(3)
Exchange rate and other	(1)	1	–	–	(1)	(1)	1	(1)
Balance at end of period	$2	$2	$(17)	$(13)	$7	$1	$(7)	$1

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	April 30, 2022				April 30, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$9	$17	$–	$26	$8	$18	$–	$26
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	4	–	–	4
Sales and maturities	–	–	–	–	(1)	–	–	(1)
Changes in risk, parameters and exposures	(2)	(1)	–	(3)	–	(1)	–	(1)
Exchange rate and other	–	–	–	–	–	–	–	–
Balance at end of period	$9	$16	$–	$25	$11	$17	$–	$28

	For the six months ended
	April 30, 2022				April 30, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$18	$–	$23	$10	$19	$–	$29
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	8	–	–	8	7	–	–	7
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(3)	(2)	–	(5)	(5)	–	–	(5)
Exchange rate and other	–	–	–	–	–	(2)	–	(2)
Balance at end of period	$9	$16	$–	$25	$11	$17	$–	$28

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2021 Annual Report.

	As at
	April 30, 2022				October 31, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$79,395	$36	$–	$79,431	$77,147	$82	$–	$77,229
Non-investment grade	617	14	–	631	423	–	–	423
Impaired	–	–	146	146	–	–	150	150
	80,012	50	146	80,208	77,570	82	150	77,802
Items not subject to impairment (2)				573				533
				$80,781				$78,335
Securities at amortized cost
Investment grade	$72,764	$–	$–	$72,764	$66,033	$–	$–	$66,033
Non-investment grade	813	216	–	1,029	928	211	–	1,139
Impaired	–	–	–	–	–	–	–	–
	73,577	216	–	73,793	66,961	211	–	67,172
Allowance for credit losses	9	16	–	25	5	18	–	23
Amortized cost	$73,568	$200	$–	$73,768	$66,956	$193	$–	$67,149

(1)	Reflects $146 million of purchased credit impaired securities (October 31, 2021 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.